Description of Business (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Description of Business
Net income (loss)	$ 6,649,493	$ (1,528,012)	$ (1,100,748)	$ (6,182,224)	$ (7,923,607)	$ (3,323,081)
Accumulated deficit	$ (2,848,608)		(2,848,608)		(1,747,860)	(8,223,407)
Net cash used in operating activities			(7,232,949)	$ (5,524,098)	(7,795,087)	$ (3,069,976)
Revenues from contracts with customers			$ 752,548		$ 616,511